Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants.
Schedule of changes in warrant liability

Warrants ($)
Balance as of January 1, 2021	$287,750
Additional warrants issued	—
Change in fair value	86,944
Balance as of December 31, 2021	$374,694
Additional warrants issued	—
Change in fair value	(88,367)
Balance as of September 30, 2022	$286,327

Warrants ($)
Balance as of January 1, 2020	$287,750
Additional warrants issued	—
Change in fair value	—
Balance as of December 31, 2020	$287,750
Additional warrants issued	—
Change in fair value	86,944
Balance as of December 31, 2021	$374,694

Schedule of warrant issuance date

	As of December 31,
Warrant Issuance Date	Strike Price	2021	2020
September 30, 2016	$0.170	400,641	400,641
November 9, 2016	$0.620	400,640	400,640
January 23, 2020	$1.600	932,210	932,210
January 23, 2020	$1.600	4,660,555	4,660,555
April 22, 2020	$0.002	—	75,000
August – December 2021	$4.000	1,357,963	—
Total warrants outstanding		7,752,009	6,469,046

Schedule of warrant issuance date

		As of September 30,	As of December 31,
Warrant Issuance Date	Strike Price	2022	2021
September 30, 2016	$0.1664	—	400,641
November 9, 2016	$0.6240	400,640	400,640
January 23, 2020	$1.6000	932,210	932,210
January 23, 2020	$1.6000	2,622,995	4,660,555
August – December 2021	$4.0000	1,343,713	1,357,963
January – February 2022	$4.0000	75,855	—
September 14, 2022	$1.7700	1,950,000	—
Total warrants outstanding		7,325,413	7,752,009

Schedule of estimated fair value of the warrant

Fair value of Class A Shares of Common Stock	$1.56
Exercise price	$1.60
Risk free interest rate	1.58%
Dividend yield	0%
Expected volatility	44%
Contractual term	2 years

Fair value of Class A Shares of Common Stock	$2.48 – 5.55
Exercise price	$4.00
Risk free interest rate	0.07 – 0.30%
Dividend yield	0%
Expected volatility	52.86 – 57.21%
Contractual term	1 year